AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 98.4%
Communication Services - 2.0%
Gray Television, Inc.	324,926	$7,414,811
Consumer Discretionary - 10.1%
Boot Barn Holdings, Inc.*	86,927	7,725,202
Callaway Golf Co.*	194,994	5,387,684
Denny's Corp.*	318,028	5,196,578
Group 1 Automotive, Inc.[1]	41,789	7,851,317
MDC Holdings, Inc.	50,807	2,373,703
Noodles & Co.*	300,822	3,549,700
Patrick Industries, Inc.	57,240	4,768,092

Total Consumer Discretionary		36,852,276
Consumer Staples - 2.9%
BJ's Wholesale Club Holdings, Inc.*,1	66,847	3,671,237
Central Garden & Pet Co.*	145,460	6,982,080

Total Consumer Staples		10,653,317
Energy - 5.3%
Magnolia Oil & Gas Corp., Class A1	293,700	5,224,923
Matador Resources Co.	163,801	6,230,990
ProPetro Holding Corp.*	428,894	3,709,933
Renewable Energy Group, Inc.*,1	47,847	2,401,920
Solaris Oilfield Infrastructure, Inc., Class A	202,165	1,686,056

Total Energy		19,253,822
Financials - 28.0%
Ameris Bancorp	139,511	7,237,831
Atlantic Union Bankshares Corp.	166,939	6,151,702
Cathay General Bancorp	107,622	4,454,475
City Holding Co.[1]	47,984	3,738,434
Community Bank System, Inc.[1]	77,900	5,329,918
Enterprise Financial Services Corp.	92,605	4,193,154
Federal Agricultural Mortgage Corp., Class C	43,995	4,774,337
First Financial Bancorp	174,779	4,091,576
First Interstate BancSystem, Inc., Class A	164,235	6,612,101
International Bancshares Corp.	107,428	4,473,302
James River Group Holdings, Ltd. (Bermuda)	70,747	2,669,284
OceanFirst Financial Corp.	261,348	5,595,461
Pacific Premier Bancorp, Inc.	176,289	7,305,416
Piper Sandler Cos	58,537	8,105,033
PJT Partners, Inc., Class A	46,536	3,681,463
Selective Insurance Group, Inc.	83,680	6,320,351
Stifel Financial Corp.	98,710	6,708,332
Walker & Dunlop, Inc.	69,780	7,920,030
	Shares	Value

WesBanco, Inc.	88,703	$3,022,998

Total Financials		102,385,198
Health Care - 8.2%
Apollo Medical Holdings, Inc.*,1	83,605	7,612,235
Covetrus, Inc.*	107,559	1,951,120
Emergent BioSolutions, Inc.*	31,480	1,576,204
Integer Holdings Corp.*	44,015	3,932,300
SeaSpine Holdings Corp.*	85,810	1,349,791
Supernus Pharmaceuticals, Inc.*	148,521	3,961,055
Tenet Healthcare Corp.*	142,028	9,436,341

Total Health Care		29,819,046
Industrials - 17.1%
Allegiant Travel Co.*	15,273	2,985,566
Atkore, Inc.*	52,721	4,582,509
CACI International, Inc., Class A*	20,780	5,446,438
CBIZ, Inc.*	127,654	4,128,330
Columbus McKinnon Corp.	131,267	6,346,759
Comfort Systems USA, Inc.	73,093	5,212,993
Douglas Dynamics, Inc.	116,966	4,245,866
Federal Signal Corp.	160,165	6,185,572
ICF International, Inc.	57,963	5,175,516
Primoris Services Corp.	119,116	2,917,151
RBC Bearings, Inc.*	18,900	4,010,580
SkyWest, Inc.*,1	82,367	4,063,988
Terex Corp.	80,750	3,399,575
UFP Industries, Inc.	53,427	3,631,968

Total Industrials		62,332,811
Information Technology - 5.5%
American Software, Inc., Class A	274,608	6,521,940
Power Integrations, Inc.	59,515	5,891,390
Silicon Laboratories, Inc.*	23,457	3,287,733
Viavi Solutions, Inc.*	283,145	4,456,702

Total Information Technology		20,157,765
Materials - 4.8%
Minerals Technologies, Inc.	55,676	3,888,412
Orion Engineered Carbons, S.A. (Luxembourg)*	267,801	4,882,012
Schnitzer Steel Industries, Inc., Class A	137,395	6,019,275
Worthington Industries, Inc.	51,463	2,712,100

Total Materials		17,501,799
Real Estate - 11.1%
Agree Realty Corp., REIT	63,440	4,201,631
CareTrust REIT, Inc.	157,458	3,199,547
Four Corners Property Trust, Inc., REIT	194,113	5,213,875

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 11.1% (continued)
Getty Realty Corp., REIT	160,242	$4,696,693
Independence Realty Trust, Inc., REIT	415,552	8,456,483
Lexington Realty Trust, REIT [1]	222,509	2,836,990
STAG Industrial, Inc., REIT	121,625	4,773,781
Summit Hotel Properties, Inc., REIT *	287,055	2,764,340
Xenia Hotels & Resorts, Inc., REIT *	243,026	4,311,281

Total Real Estate		40,454,621
Utilities - 3.4%
IDACORP, Inc.	48,096	4,972,165
	Shares	Value

NorthWestern Corp.	68,088	$3,901,442
Southwest Gas Holdings, Inc.	52,354	3,501,436

Total Utilities		12,375,043

Total Common Stocks (Cost $299,609,786)		359,200,509
Total Investments - 98.4% (Cost $299,609,786)		359,200,509
Other Assets, less Liabilities - 1.6%		5,784,739
Net Assets - 100.0%		$364,985,248

*	Non-income producing security.
[1]	Some of these securities, amounting to $22,209,829 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$359,200,509	—	—	$359,200,509
Total Investments in Securities	$359,200,509	—	—	$359,200,509

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$22,209,829	—	$23,764,989	$23,764,989
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	10/07/21-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.